Analysis of performance by segment - Risk margin reserve (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Risk margin reserve
Debt securities	[1]	$ 125,829	$ 134,570
US insurance operations | Debt securities
Risk margin reserve
RMR (as a percent)		0.18%	0.17%	0.18%
Annual expected loss		$ (92)	$ (109)	$ (104)
Pre-tax net unrealised gains/(losses) on debt securities classified as available-for-sale		2,676	3,392	(1,831)
Pre-tax loss for the recycling of the gains on transfer of debt securities to Athene		2,282
US insurance operations | Debt securities | Cost/Gross amount
Risk margin reserve
Debt securities		51,700	62,600	57,100
US insurance operations | Debt securities | Cost/Gross amount | Average
Risk margin reserve
Debt securities		51,682	62,568	57,138
Related amortisation of deferred acquisition costs		12	19	22
Risk margin reserve charge to adjusted operating profit for longer-term credit-related losses		$ (80)	$ (90)	$ (82)
US insurance operations | Debt securities | A3 or higher
Risk margin reserve
RMR (as a percent)		0.10%	0.10%	0.10%
Annual expected loss		$ (31)	$ (38)	$ (31)
US insurance operations | Debt securities | A3 or higher | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 32,541	$ 38,811	$ 29,982
US insurance operations | Debt securities | Baa1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.24%	0.24%	0.21%
Annual expected loss		$ (42)	$ (53)	$ (55)
US insurance operations | Debt securities | Baa1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 17,513	$ 22,365	$ 25,814
US insurance operations | Debt securities | Ba1, 2 or 3
Risk margin reserve
RMR (as a percent)		0.75%	0.85%	0.98%
Annual expected loss		$ (10)	$ (9)	$ (10)
US insurance operations | Debt securities | Ba1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 1,314	$ 1,094	$ 1,042
US insurance operations | Debt securities | B1, 2 or 3
Risk margin reserve
RMR (as a percent)		2.36%	2.56%	2.64%
Annual expected loss		$ (5)	$ (6)	$ (8)
US insurance operations | Debt securities | B1, 2 or 3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 206	$ 223	$ 289
US insurance operations | Debt securities | Below B3
Risk margin reserve
RMR (as a percent)		3.36%	3.39%	3.69%
Annual expected loss		$ (4)	$ (3)
US insurance operations | Debt securities | Below B3 | Cost/Gross amount | Average
Risk margin reserve
Debt securities		$ 108	$ 75	$ 11

[1]	Included within equity securities and holdings in collective investment schemes, debt securities and other investments as at 31 December 2020 are $2,007 million of lent securities and assets subject to repurchase agreements (31 December 2019: $90 million of lent securities only).